Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	US$	US$
Purchased software	591,920	548,921
Less: Accumulated amortization	(342,954)	(459,389)
Intangible Assets, net	248,966	89,532